PGIM Global Real Estate Fund
Schedule of Investments as of July 31, 2024 (unaudited)
Description	Shares	Value
Long-Term Investments 99.6%
Common Stocks
Australia 6.5%
Goodman Group, REIT	940,055	$21,702,209
NEXTDC Ltd.*	578,164	6,366,877
Scentre Group, REIT	8,157,739	18,603,139
Stockland, REIT	3,715,778	11,223,185
		57,895,410
Belgium 1.0%
Shurgard Self Storage Ltd., REIT	221,387	8,655,481
Canada 2.1%
Boardwalk Real Estate Investment Trust, REIT	42,057	2,376,016
Canadian Apartment Properties REIT, REIT	90,172	3,134,941
Chartwell Retirement Residences, UTS	463,201	4,596,280
First Capital Real Estate Investment Trust, REIT	319,076	3,783,199
Killam Apartment Real Estate Investment Trust, REIT	374,941	5,032,163
		18,922,599
France 1.7%
Klepierre SA, REIT	315,233	9,026,564
Unibail-Rodamco-Westfield, REIT	84,270	6,301,819
		15,328,383
Germany 2.1%
Vonovia SE	618,975	18,977,902
Hong Kong 2.3%
Link REIT, REIT	3,350,041	14,133,897
Sun Hung Kai Properties Ltd.	742,064	6,425,179
Swire Properties Ltd.	238	376
		20,559,452
Japan 8.7%
GLP J-REIT, REIT	8,237	7,216,303
Invincible Investment Corp., REIT	19,022	8,616,019
Japan Hotel REIT Investment Corp., REIT	21,463	10,963,745
Mitsubishi Estate Co. Ltd.	480,236	8,185,114
Mitsui Fudosan Co. Ltd.	2,214,508	22,941,994
Nippon Accommodations Fund, Inc., REIT	1,346	5,759,530
Nippon Building Fund, Inc., REIT	619	2,388,877

PGIM Global Real Estate Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Nippon Prologis REIT, Inc., REIT	1,987	$3,282,918
Nomura Real Estate Master Fund, Inc., REIT	3,622	3,553,363
Sumitomo Realty & Development Co. Ltd.	121,439	4,013,892
		76,921,755
Singapore 3.2%
CapitaLand Ascendas REIT, REIT	4,510,420	9,208,289
CapitaLand Integrated Commercial Trust, REIT	6,479,492	10,121,212
CapitaLand Investment Ltd.	2,262,548	4,587,392
Frasers Logistics & Commercial Trust, REIT	5,582,583	4,149,700
		28,066,593
Spain 1.2%
Merlin Properties Socimi SA, REIT	906,741	10,354,876
Sweden 1.9%
Catena AB	153,896	7,834,565
Sagax AB (Class B Stock)	344,042	8,499,353
		16,333,918
Switzerland 0.5%
PSP Swiss Property AG	14,700	1,964,376
Swiss Prime Site AG	21,980	2,202,844
		4,167,220
United Kingdom 4.4%
British Land Co. PLC (The), REIT	2,083,869	11,045,135
Grainger PLC	2,395,143	7,439,522
Tritax Big Box REIT PLC, REIT	5,104,505	10,850,007
UNITE Group PLC (The), REIT	776,498	9,517,717
		38,852,381
United States 64.0%
Agree Realty Corp., REIT	105,017	7,243,023
Alexandria Real Estate Equities, Inc., REIT	129,041	15,135,219
American Healthcare REIT, Inc., REIT	468,682	7,470,791
American Homes 4 Rent (Class A Stock), REIT	303,631	10,958,043
Americold Realty Trust, Inc., REIT	348,747	10,424,048
Brixmor Property Group, Inc., REIT	564,062	14,366,659
Broadstone Net Lease, Inc., REIT	496,064	8,636,474

PGIM Global Real Estate Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United States (cont’d.)
CareTrust REIT, Inc., REIT	416,665	$11,233,288
Community Healthcare Trust, Inc., REIT	52,592	1,144,402
Digital Realty Trust, Inc., REIT	194,087	29,014,066
Equinix, Inc., REIT	53,180	42,024,963
Equity Residential, REIT	259,188	18,047,260
Essential Properties Realty Trust, Inc., REIT	688,322	20,367,448
Essex Property Trust, Inc., REIT	21,387	5,953,285
Extra Space Storage, Inc., REIT	137,875	22,007,608
First Industrial Realty Trust, Inc., REIT	7,935	434,203
Gaming & Leisure Properties, Inc., REIT	167,533	8,410,157
Healthpeak Properties, Inc., REIT	143,016	3,120,609
Host Hotels & Resorts, Inc., REIT	782,918	13,708,894
Hudson Pacific Properties, Inc., REIT	768,245	4,601,788
InvenTrust Properties Corp., REIT	107,217	3,020,303
Invitation Homes, Inc., REIT	6,623	233,593
Iron Mountain, Inc., REIT	199,740	20,485,334
Kilroy Realty Corp., REIT	90,506	3,346,007
Kite Realty Group Trust, REIT	315,453	7,779,071
Lineage, Inc., REIT*	75,039	6,594,427
LXP Industrial Trust, REIT	769,543	7,926,293
Mid-America Apartment Communities, Inc., REIT	116,464	16,278,173
NNN REIT, Inc., REIT	437,543	19,641,305
Piedmont Office Realty Trust, Inc. (Class A Stock), REIT	387,495	3,351,832
Prologis, Inc., REIT	484,645	61,089,502
Public Storage, REIT	65,178	19,287,474
Realty Income Corp., REIT	42,647	2,449,217
Regency Centers Corp., REIT	123,353	8,306,591
Rexford Industrial Realty, Inc., REIT	165,747	8,305,582
Sila Realty Trust, Inc.	252,140	5,884,948
Simon Property Group, Inc., REIT	171,185	26,266,626
SL Green Realty Corp., REIT	123,650	8,240,036
STAG Industrial, Inc., REIT	305,528	12,468,598
Sun Communities, Inc., REIT	64,283	8,146,585
Ventas, Inc., REIT	56,518	3,076,840
Veris Residential, Inc., REIT	1,160,882	18,237,456
Welltower, Inc., REIT	381,627	42,456,003
		567,174,024

Total Long-Term Investments (cost $730,961,186)		882,209,994

PGIM Global Real Estate Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Shares	Value

Short-Term Investment 0.4%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 5.561%) (cost $3,766,405)(wb)	3,766,405	$3,766,405

TOTAL INVESTMENTS 100.0% (cost $734,727,591)		885,976,399
Other assets in excess of liabilities 0.0%		50,700

Net Assets 100.0%		$886,027,099

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

REITs—Real Estate Investment Trust
UTS—Unit Trust Security

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
4